Member Cash Advances, Net - Summary of Allowance for Unrecoverable Advances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss, Writeoff, after Recovery [Abstract]
Beginning balance	$ 12,580	$ 9,355
Plus: provision for unrecoverable advances	32,174	25,539
Less: amounts written-off	(32,759)	(22,314)
Ending balance	$ 11,995	$ 12,580